Provisions - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum
Disclosure of other provisions [line items]
Discount rate (as a percent)	1.72%	1.58%
Maximum
Disclosure of other provisions [line items]
Discount rate (as a percent)	3.35%	4.04%